COMMITMENTS AND CONTINGENT LIABILITIES - OPERATING LEASE COMMITMENTS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments		¥ 352,794
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments		15,625
Later than one year and not later than five years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments		55,882
Later than five years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments		¥ 281,287
Minimum
Disclosure of maturity analysis of operating lease payments [line items]
Term of non-cancellable operating leases	3 months
Maximum
Disclosure of maturity analysis of operating lease payments [line items]
Term of non-cancellable operating leases	30 years